Bank Loans and issuance of Debt Securities - Summary of Maturity of Long Term Debt Payable (Detail) $ in Thousands	Dec. 31, 2018 MXN ($)
Disclosure of detailed information about borrowings [Line Items]
Loans	$ 13,535,863
Less Than One Year [member]
Disclosure of detailed information about borrowings [Line Items]
Loans	2,200,000
Less Than Two Years [member]
Disclosure of detailed information about borrowings [Line Items]
Loans	3,869,658
Less Than Three Years [member]
Disclosure of detailed information about borrowings [Line Items]
Loans	1,610,224
Less Than Four Years [member]
Disclosure of detailed information about borrowings [Line Items]
Loans	1,610,224
Later than five years and not later than six years [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans	1,835,533
Later than four years and not later than five years [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans	$ 2,410,224